Consolidated Statements of Cash Flows (March 31, 2013 and 2012 Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,369,333)	$ (1,835,315)	$ (6,401,494)	$ (10,238,797)
Adjustments to reconcile net loss to net cash used by operating activities
Amortization	76,689	76,689	306,757	306,756
Depreciation	4,991	5,210	20,375	19,034
Change in allowance for doubtful accounts	5,976	(2,520)	(30,728)	37,949
Stock-based compensation	317,601	262,176	1,391,316	1,118,813
Stock issued for consulting services	186,200
Accrued interest	428,467		8,516
Loss on embedded conversion feature of Senior Secured Notes	3,737,000
Loss on extinguishment of debt				1,318,781
Gain on sale of property and equipment	(7,500)
Changes in assets - (increase)/decrease
Accounts receivable - trade	(11,611)	(42,046)	24,467	(23,965)
Inventory	31,383	37,943	103,619	67,359
Prepaid expenses	12,089	(8,730)	34,480	(41,891)
Due from Pulse Veterinary Technologies, LLC		27,837	27,837	17,552
Other	125	(129)	(8,166)	29,061
Changes in liabilities - increase/(decrease)
Accounts payable	(196,869)	(152,553)	(200,759)	(1,073,158)
Accrued employee compensation	(158,484)	158,559	(97,674)	(469,077)
Accrued expenses	(98,605)	(15,773)	531,333	(65,621)
Interest payable, related parties	(1,793)	(1,793)		(1,113)
NET CASH USED BY OPERATING ACTIVITIES	(1,043,674)	(1,490,445)	(4,290,121)	(8,831,699)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of property and equipment	7,500
Purchase of property and equipment		(945)	(2,011)	(42,302)
NET CASH USED BY INVESTING ACTIVITIES	7,500	(945)	(2,011)	(42,302)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions payable for senior secured convertible promissory notes	1,570,000		430,000
Proceeds from sale of capital stock - subscription agreement with related party	75,000		25,000
Payments of principal on capital lease	(1,199)	(1,112)	(4,576)	(1,092)
Proceeds from unit options exercised, related parties				2,463,008
Proceeds from unit options exercised				1,437,326
Proceeds from private placement	6,000,000			8,467,121
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,643,801	(1,112)	450,424	12,366,363
EFFECT OF EXCHANGE RATES ON CASH	(6,925)	4,928	2,650	(436)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	600,702	(1,487,574)	(3,839,058)	3,491,926
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	70,325	3,909,383	3,909,383	417,457
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	81,864	81,864	324,768	324,768
Cash paid for capital lease interest	160	247	858	266
NON-CASH INVESTING AND FINANCING ACTIVITIES
Notes payable, related parties exchanged for capital stock				4,413,908
Equipment purchased with capital lease				14,552
TOTAL NON-CASH INVESTING AND FINANCING ACTIVITIES				4,428,460
CASH AND CASH EQUIVALENTS, END OF YEAR	671,027	2,421,809	70,325	3,909,383
Convertible Notes Payable [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Accrued interest			8,516	166,618
Senior Secured Notes [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Accrued interest	428,467
Employee, Directors and Advisors [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Stock-based compensation	$ 317,601	$ 262,176